First Investors Tax Exempt Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Fund	Class A	Class B
Management Fees	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.00%	1.70%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Fund (USD $)	1 year	3 years	5 years	10 years
Class A	671	875	1,096	1,729
Class B	573	836	1,123	1,823

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Tax Exempt Fund (USD $)	1 year	3 years	5 years	10 years
Class A	671	875	1,096	1,729
Class B	173	536	923	1,823

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal taxation, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.19% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.01% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Tax Exempt Fund	1 Year	5 Years	10 Years
Class A	(5.10%)	2.13%	3.27%
Class A After Taxes on Distributions	(5.12%)	2.05%	3.14%
Class A After Taxes on Distributions and Sales	(1.83%)	2.24%	3.26%
Class B	(3.75%)	2.28%	3.29%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Tax Exempt Fund II
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”)
and, secondarily, total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Tax Exempt Fund II	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Fund II	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	1.06%	1.76%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Fund II (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	579	854	1,154	1,889

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Tax Exempt Fund II (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	179	554	954	1,889

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return. The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund seeks total return through actively trading to take advantage of relative value opportunities in the municipal bond market.  As a result, the Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal taxation, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Tax Exempt Fund II:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.82% (for the quarter ended September 30, 2009) and the lowest quarterly return was -6.04% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Tax Exempt Fund II	1 Year	5 Years	10 Years
Class A	(5.10%)	2.84%	4.48%
Class A After Taxes on Distributions	(5.60%)	2.69%	4.27%
Class A After Taxes on Distributions and Sales	(1.90%)	2.72%	4.19%
Class B	(3.84%)	2.98%	4.48%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors California Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors California Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors California Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	1.08%	1.78%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors California Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	581	860	1,164	1,910

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors California Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	181	560	964	1,910

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of California.  Such securities include obligations issued by municipalities and other authorities in California and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the California Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect California’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.25% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors California Fund	1 Year	5 Years	10 Years
Class A	(5.29%)	2.11%	3.56%
Class A After Taxes on Distributions	(5.32%)	2.04%	3.44%
Class A After Taxes on Distributions and Sales	(2.07%)	2.20%	3.49%
Class B	(4.04%)	2.25%	3.55%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Connecticut Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Connecticut.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Connecticut Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Connecticut Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.07%	1.77%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Connecticut Fund (USD $)	1 year	3 years	5 years	10 years
Class A	678	896	1,131	1,806
Class B	580	857	1,159	1,899

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Connecticut Fund (USD $)	1 year	3 years	5 years	10 years
Class A	678	896	1,131	1,806
Class B	180	557	959	1,899

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Connecticut.  Such securities include obligations issued by municipalities and other authorities in Connecticut and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Connecticut Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Connecticut’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.37% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.08% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Connecticut Fund	1 Year	5 Years	10 Years
Class A	(5.59%)	2.22%	3.54%
Class A After Taxes on Distributions	(5.59%)	2.18%	3.47%
Class A After Taxes on Distributions and Sales	(2.36%)	2.30%	3.51%
Class B	(4.38%)	2.34%	3.54%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Massachusetts Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Massachusetts.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Massachusetts Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Massachusetts Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses	1.10%	1.80%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Massachusetts Fund (USD $)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	583	866	1,175	1,932

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Massachusetts Fund (USD $)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	183	566	975	1,932

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Massachusetts.  Such securities include obligations issued by municipalities and other authorities in Massachusetts and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Massachusetts Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Massachusetts’ economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

 An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.67% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Massachusetts Fund	1 Year	5 Years	10 Years
Class A	(5.40%)	1.98%	3.39%
Class A After Taxes on Distributions	(5.40%)	1.91%	3.29%
Class A After Taxes on Distributions and Sales	(2.22%)	2.09%	3.37%
Class B	(4.27%)	2.11%	3.39%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Michigan Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Michigan.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Michigan Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Michigan Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	1.09%	1.79%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Michigan Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	582	863	1,170	1,921

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Michigan Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	182	563	970	1,921

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Michigan.  Such securities include obligations issued by municipalities and other authorities in Michigan and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Michigan Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Michigan’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

 An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.49% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Michigan Fund	1 Year	5 Years	10 Years
Class A	(4.75%)	2.06%	3.31%
Class A After Taxes on Distributions	(4.92%)	1.98%	3.18%
Class A After Taxes on Distributions and Sales	(1.56%)	2.16%	3.30%
Class B	(3.47%)	2.20%	3.31%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Minnesota Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Minnesota.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Minnesota Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Minnesota Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.20%	0.20%
Total Annual Fund Operating Expenses	1.10%	1.80%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Minnesota Fund (USD $)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	583	866	1,175	1,932

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Minnesota Fund (USD $)	1 year	3 years	5 years	10 years
Class A	681	905	1,146	1,838
Class B	183	566	975	1,932

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Minnesota.  Such securities include obligations issued by municipalities and other authorities in Minnesota.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Minnesota Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Minnesota’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.85% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Minnesota Fund	1 Year	5 Years	10 Years
Class A	(5.19%)	2.42%	3.63%
Class A After Taxes on Distributions	(5.19%)	2.42%	3.63%
Class A After Taxes on Distributions and Sales	(2.17%)	2.50%	3.63%
Class B	(3.90%)	2.54%	3.64%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors New Jersey Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors New Jersey Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors New Jersey Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	1.04%	1.74%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors New Jersey Fund (USD $)	1 year	3 years	5 years	10 years
Class A	675	887	1,116	1,773
Class B	577	848	1,144	1,867

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors New Jersey Fund (USD $)	1 year	3 years	5 years	10 years
Class A	675	887	1,116	1,773
Class B	177	548	944	1,867

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New Jersey.  Such securities include obligations issued by municipalities and other authorities in New Jersey and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the New Jersey Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect New Jersey’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.29% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.03% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors New Jersey Fund	1 Year	5 Years	10 Years
Class A	(5.30%)	2.38%	3.47%
Class A After Taxes on Distributions	(5.30%)	2.30%	3.37%
Class A After Taxes on Distributions and Sales	(2.11%)	2.42%	3.43%
Class B	(4.17%)	2.52%	3.48%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors New York Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors New York Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors New York Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	1.02%	1.72%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors New York Fund (USD $)	1 year	3 years	5 years	10 years
Class A	673	881	1,106	1,751
Class B	575	842	1,133	1,845

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors New York Fund (USD $)	1 year	3 years	5 years	10 years
Class A	673	881	1,106	1,751
Class B	175	542	933	1,845

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New York.  Such securities include obligations issued by municipalities and other authorities in New York and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the New York Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect New York’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.89% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.11% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors New York Fund	1 Year	5 Years	10 Years
Class A	(5.01%)	2.15%	3.31%
Class A After Taxes on Distributions	(5.01%)	2.15%	3.24%
Class A After Taxes on Distributions and Sales	(1.91%)	2.27%	3.31%
Class B	(3.72%)	2.30%	3.31%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors North Carolina Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of North Carolina.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors North Carolina Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors North Carolina Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	1.08%	1.78%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors North Carolina Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	581	860	1,164	1,910

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors North Carolina Fund (USD $)	1 year	3 years	5 years	10 years
Class A	679	899	1,136	1,816
Class B	181	560	964	1,910

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of North Carolina.  Such securities include obligations issued by municipalities and other authorities in North Carolina and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the North Carolina Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect North Carolina’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.98% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.76% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors North Carolina Fund	1 Year	5 Years	10 Years
Class A	(5.02%)	2.57%	3.81%
Class A After Taxes on Distributions	(5.03%)	2.48%	3.73%
Class A After Taxes on Distributions and Sales	(1.96%)	2.56%	3.72%
Class B	(3.91%)	2.71%	3.81%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Ohio Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Ohio.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Ohio Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Ohio Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	1.09%	1.79%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Ohio Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	582	863	1,170	1,921

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Ohio Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	182	563	970	1,921

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Ohio.  Such securities include obligations issued by municipalities and other authorities in Ohio and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Ohio Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Ohio’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.45% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Ohio Fund	1 Year	5 Years	10 Years
Class A	(4.95%)	2.43%	3.61%
Class A After Taxes on Distributions	(4.98%)	2.32%	3.50%
Class A After Taxes on Distributions and Sales	(1.89%)	2.45%	3.55%
Class B	(3.70%)	2.58%	3.60%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Oregon Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Oregon Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Oregon Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.07%	1.77%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Oregon Fund (USD $)	1 year	3 years	5 years	10 years
Class A	678	896	1,131	1,806
Class B	580	857	1,159	1,899

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Oregon Fund (USD $)	1 year	3 years	5 years	10 years
Class A	678	896	1,131	1,806
Class B	180	557	959	1,899

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Oregon.  Such securities include obligations issued by municipalities and other authorities in Oregon and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Oregon Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Oregon’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 7.51% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.78% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Oregon Fund	1 Year	5 Years	10 Years
Class A	(5.19%)	2.45%	3.60%
Class A After Taxes on Distributions	(5.25%)	2.42%	3.57%
Class A After Taxes on Distributions and Sales	(2.15%)	2.48%	3.55%
Class B	(3.98%)	2.59%	3.61%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Pennsylvania Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Pennsylvania.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Pennsylvania Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Pennsylvania Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	1.06%	1.76%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Pennsylvania Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	579	854	1,154	1,889

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Pennsylvania Fund (USD $)	1 year	3 years	5 years	10 years
Class A	677	893	1,126	1,795
Class B	179	554	954	1,889

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Pennsylvania.  Such securities include obligations issued by municipalities and other authorities in Pennsylvania and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Pennsylvania Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Pennsylvania’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.20% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.57% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Pennsylvania Fund	1 Year	5 Years	10 Years
Class A	(4.57%)	2.51%	3.63%
Class A After Taxes on Distributions	(4.68%)	2.39%	3.49%
Class A After Taxes on Distributions and Sales	(1.53%)	2.50%	3.54%
Class B	(3.30%)	2.65%	3.63%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Virginia Fund
RISK/RETURN
Investment Objective:
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Virginia.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Investors Virginia Fund	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Virginia Fund	Class A	Class B
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.07%	1.77%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Virginia Fund (USD $)	1 year	3 years	5 years	10 years
Class A	678	896	1,131	1,806
Class B	580	857	1,159	1,899

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption First Investors Virginia Fund (USD $)	1 year	3 years	5 years	10 years
Class A	678	896	1,131	1,806
Class B	180	557	959	1,899

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Principal Investment Strategies:
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Virginia.  Such securities include obligations issued by municipalities and other authorities in Virginia and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Principal Risks:
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Virginia Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Virginia’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 6.33% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.13% (for the quarter ended December 31, 2010).
Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns First Investors Virginia Fund	1 Year	5 Years	10 Years
Class A	(4.56%)	2.22%	3.48%
Class A After Taxes on Distributions	(4.56%)	2.11%	3.37%
Class A After Taxes on Distributions and Sales	(1.70%)	2.25%	3.42%
Class B	(3.36%)	2.35%	3.47%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	2.25%	4.03%	5.08%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	First Investors Tax Exempt Funds
Central Index Key	dei_EntityCentralIndexKey	0000716792
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
First Investors Tax Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal taxation, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.19% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.01% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.19% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.01% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Tax Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,096
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	875
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,096
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
Annual Return 2001	rr_AnnualReturn2001	3.51%
Annual Return 2002	rr_AnnualReturn2002	10.10%
Annual Return 2003	rr_AnnualReturn2003	4.50%
Annual Return 2004	rr_AnnualReturn2004	2.47%
Annual Return 2005	rr_AnnualReturn2005	1.72%
Annual Return 2006	rr_AnnualReturn2006	3.41%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	(0.73%)
Annual Return 2009	rr_AnnualReturn2009	10.36%
Annual Return 2010	rr_AnnualReturn2010	0.71%
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	3.27%
First Investors Tax Exempt Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.12%)
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	3.14%
First Investors Tax Exempt Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	3.26%
First Investors Tax Exempt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	573
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	836
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,123
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,823
1 Year	rr_AverageAnnualReturnYear01	(3.75%)
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	3.29%
First Investors Tax Exempt Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Tax Exempt Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”)
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT.

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return. The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund seeks total return through actively trading to take advantage of relative value opportunities in the municipal bond market.  As a result, the Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal taxation, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Tax Exempt Fund II:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.82% (for the quarter ended September 30, 2009) and the lowest quarterly return was -6.04% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.82% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -6.04% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Tax Exempt Fund II | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Annual Return 2001	rr_AnnualReturn2001	5.43%
Annual Return 2002	rr_AnnualReturn2002	12.34%
Annual Return 2003	rr_AnnualReturn2003	5.04%
Annual Return 2004	rr_AnnualReturn2004	4.36%
Annual Return 2005	rr_AnnualReturn2005	3.77%
Annual Return 2006	rr_AnnualReturn2006	4.82%
Annual Return 2007	rr_AnnualReturn2007	2.49%
Annual Return 2008	rr_AnnualReturn2008	(0.98%)
Annual Return 2009	rr_AnnualReturn2009	14.02%
Annual Return 2010	rr_AnnualReturn2010	0.67%
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	4.48%
First Investors Tax Exempt Fund II | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	4.27%
First Investors Tax Exempt Fund II | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	4.19%
First Investors Tax Exempt Fund II | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	(3.84%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	4.48%
First Investors Tax Exempt Fund II | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors California Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of California.  Such securities include obligations issued by municipalities and other authorities in California and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the California Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect California’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.25% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.25% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors California Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,816
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	899
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,816
Annual Return 2001	rr_AnnualReturn2001	3.78%
Annual Return 2002	rr_AnnualReturn2002	10.53%
Annual Return 2003	rr_AnnualReturn2003	4.45%
Annual Return 2004	rr_AnnualReturn2004	3.96%
Annual Return 2005	rr_AnnualReturn2005	2.63%
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	2.56%
Annual Return 2008	rr_AnnualReturn2008	(3.46%)
Annual Return 2009	rr_AnnualReturn2009	13.62%
Annual Return 2010	rr_AnnualReturn2010	0.50%
1 Year	rr_AverageAnnualReturnYear01	(5.29%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	3.56%
First Investors California Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.32%)
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	3.44%
First Investors California Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.07%)
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	3.49%
First Investors California Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	581
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,910
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,910
1 Year	rr_AverageAnnualReturnYear01	(4.04%)
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	3.55%
First Investors California Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Connecticut Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Connecticut.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Connecticut.  Such securities include obligations issued by municipalities and other authorities in Connecticut and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Connecticut Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Connecticut’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.37% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.08% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.37% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.08% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Connecticut Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	896
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,806
Annual Return 2001	rr_AnnualReturn2001	4.26%
Annual Return 2002	rr_AnnualReturn2002	9.86%
Annual Return 2003	rr_AnnualReturn2003	4.19%
Annual Return 2004	rr_AnnualReturn2004	3.76%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	3.83%
Annual Return 2007	rr_AnnualReturn2007	2.96%
Annual Return 2008	rr_AnnualReturn2008	(2.08%)
Annual Return 2009	rr_AnnualReturn2009	12.88%
Annual Return 2010	rr_AnnualReturn2010	0.20%
1 Year	rr_AverageAnnualReturnYear01	(5.59%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	3.54%
First Investors Connecticut Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.59%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	3.47%
First Investors Connecticut Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	3.51%
First Investors Connecticut Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	580
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,899
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,899
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.54%
First Investors Connecticut Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Massachusetts Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Massachusetts.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Massachusetts.  Such securities include obligations issued by municipalities and other authorities in Massachusetts and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Massachusetts Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Massachusetts’ economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

 An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Risks: You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.67% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.67% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.31% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Massachusetts Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,838
Annual Return 2001	rr_AnnualReturn2001	4.15%
Annual Return 2002	rr_AnnualReturn2002	10.26%
Annual Return 2003	rr_AnnualReturn2003	4.86%
Annual Return 2004	rr_AnnualReturn2004	2.74%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	3.42%
Annual Return 2007	rr_AnnualReturn2007	2.81%
Annual Return 2008	rr_AnnualReturn2008	(2.90%)
Annual Return 2009	rr_AnnualReturn2009	12.94%
Annual Return 2010	rr_AnnualReturn2010	0.35%
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	3.39%
First Investors Massachusetts Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	3.29%
First Investors Massachusetts Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.22%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	3.37%
First Investors Massachusetts Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	583
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,932
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,932
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	3.39%
First Investors Massachusetts Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Michigan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Michigan.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Michigan.  Such securities include obligations issued by municipalities and other authorities in Michigan and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Michigan Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Michigan’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

 An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.49% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.49% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Michigan Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	902
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Annual Return 2001	rr_AnnualReturn2001	3.89%
Annual Return 2002	rr_AnnualReturn2002	9.93%
Annual Return 2003	rr_AnnualReturn2003	4.66%
Annual Return 2004	rr_AnnualReturn2004	2.25%
Annual Return 2005	rr_AnnualReturn2005	2.38%
Annual Return 2006	rr_AnnualReturn2006	3.68%
Annual Return 2007	rr_AnnualReturn2007	2.86%
Annual Return 2008	rr_AnnualReturn2008	(1.35%)
Annual Return 2009	rr_AnnualReturn2009	10.46%
Annual Return 2010	rr_AnnualReturn2010	1.07%
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	3.31%
First Investors Michigan Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.92%)
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	3.18%
First Investors Michigan Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.56%)
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	3.30%
First Investors Michigan Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	863
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,921
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,921
1 Year	rr_AverageAnnualReturnYear01	(3.47%)
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	3.31%
First Investors Michigan Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Minnesota Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Minnesota.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Minnesota.  Such securities include obligations issued by municipalities and other authorities in Minnesota.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Minnesota Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Minnesota’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.85% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 5.68% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -4.85% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.85%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Minnesota Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,838
Annual Return 2001	rr_AnnualReturn2001	4.47%
Annual Return 2002	rr_AnnualReturn2002	9.57%
Annual Return 2003	rr_AnnualReturn2003	4.91%
Annual Return 2004	rr_AnnualReturn2004	3.42%
Annual Return 2005	rr_AnnualReturn2005	2.13%
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	3.02%
Annual Return 2008	rr_AnnualReturn2008	0.53%
Annual Return 2009	rr_AnnualReturn2009	10.16%
Annual Return 2010	rr_AnnualReturn2010	0.63%
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.63%
First Investors Minnesota Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.63%
First Investors Minnesota Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.63%
First Investors Minnesota Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	583
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,932
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,932
1 Year	rr_AverageAnnualReturnYear01	(3.90%)
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	3.64%
First Investors Minnesota Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors New Jersey Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New Jersey.  Such securities include obligations issued by municipalities and other authorities in New Jersey and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the New Jersey Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect New Jersey’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.29% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.03% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.29% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.03% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors New Jersey Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,773
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	675
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	887
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,773
Annual Return 2001	rr_AnnualReturn2001	4.06%
Annual Return 2002	rr_AnnualReturn2002	9.72%
Annual Return 2003	rr_AnnualReturn2003	4.28%
Annual Return 2004	rr_AnnualReturn2004	2.59%
Annual Return 2005	rr_AnnualReturn2005	2.39%
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	2.82%
Annual Return 2008	rr_AnnualReturn2008	(0.92%)
Annual Return 2009	rr_AnnualReturn2009	12.63%
Annual Return 2010	rr_AnnualReturn2010	0.44%
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	3.47%
First Investors New Jersey Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	3.37%
First Investors New Jersey Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.43%
First Investors New Jersey Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	577
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	848
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
1 Year	rr_AverageAnnualReturnYear01	(4.17%)
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
First Investors New Jersey Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors New York Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of New York.  Such securities include obligations issued by municipalities and other authorities in New York and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the New York Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect New York’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.89% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.11% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.89% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.11% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors New York Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	881
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,751
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	673
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	881
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,751
Annual Return 2001	rr_AnnualReturn2001	3.14%
Annual Return 2002	rr_AnnualReturn2002	10.45%
Annual Return 2003	rr_AnnualReturn2003	4.37%
Annual Return 2004	rr_AnnualReturn2004	2.44%
Annual Return 2005	rr_AnnualReturn2005	2.16%
Annual Return 2006	rr_AnnualReturn2006	3.55%
Annual Return 2007	rr_AnnualReturn2007	2.87%
Annual Return 2008	rr_AnnualReturn2008	(1.42%)
Annual Return 2009	rr_AnnualReturn2009	11.52%
Annual Return 2010	rr_AnnualReturn2010	0.79%
1 Year	rr_AverageAnnualReturnYear01	(5.01%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	3.31%
First Investors New York Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.01%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	3.24%
First Investors New York Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	3.31%
First Investors New York Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	575
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	842
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,133
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,845
1 Year	rr_AverageAnnualReturnYear01	(3.72%)
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	3.31%
First Investors New York Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors North Carolina Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of North Carolina.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of North Carolina.  Such securities include obligations issued by municipalities and other authorities in North Carolina and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the North Carolina Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect North Carolina’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.98% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.76% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.98% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -5.76% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors North Carolina Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,816
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	899
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,816
Annual Return 2001	rr_AnnualReturn2001	3.94%
Annual Return 2002	rr_AnnualReturn2002	10.58%
Annual Return 2003	rr_AnnualReturn2003	5.11%
Annual Return 2004	rr_AnnualReturn2004	3.18%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	4.20%
Annual Return 2007	rr_AnnualReturn2007	2.89%
Annual Return 2008	rr_AnnualReturn2008	(0.67%)
Annual Return 2009	rr_AnnualReturn2009	12.28%
Annual Return 2010	rr_AnnualReturn2010	0.74%
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	3.81%
First Investors North Carolina Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.03%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.73%
First Investors North Carolina Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.96%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	3.72%
First Investors North Carolina Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	581
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,910
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,910
1 Year	rr_AverageAnnualReturnYear01	(3.91%)
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	3.81%
First Investors North Carolina Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Ohio Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Ohio.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Ohio.  Such securities include obligations issued by municipalities and other authorities in Ohio and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Ohio Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Ohio’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.45% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.45% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.17% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Ohio Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	902
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Annual Return 2001	rr_AnnualReturn2001	4.05%
Annual Return 2002	rr_AnnualReturn2002	10.79%
Annual Return 2003	rr_AnnualReturn2003	4.82%
Annual Return 2004	rr_AnnualReturn2004	2.63%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	3.86%
Annual Return 2007	rr_AnnualReturn2007	3.42%
Annual Return 2008	rr_AnnualReturn2008	0.11%
Annual Return 2009	rr_AnnualReturn2009	10.33%
Annual Return 2010	rr_AnnualReturn2010	0.84%
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	3.61%
First Investors Ohio Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.98%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	3.50%
First Investors Ohio Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	3.55%
First Investors Ohio Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	863
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,921
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,921
1 Year	rr_AverageAnnualReturnYear01	(3.70%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	3.60%
First Investors Ohio Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Oregon Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Oregon.  Such securities include obligations issued by municipalities and other authorities in Oregon and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Oregon Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Oregon’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 7.51% (for the quarter ended September 30, 2009) and the lowest quarterly return was -5.78% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 7.51% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -5.78% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Oregon Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	896
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,806
Annual Return 2001	rr_AnnualReturn2001	4.05%
Annual Return 2002	rr_AnnualReturn2002	10.04%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	2.78%
Annual Return 2005	rr_AnnualReturn2005	2.54%
Annual Return 2006	rr_AnnualReturn2006	4.04%
Annual Return 2007	rr_AnnualReturn2007	2.63%
Annual Return 2008	rr_AnnualReturn2008	(1.26%)
Annual Return 2009	rr_AnnualReturn2009	12.91%
Annual Return 2010	rr_AnnualReturn2010	0.58%
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	3.60%
First Investors Oregon Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.57%
First Investors Oregon Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.15%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.55%
First Investors Oregon Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	580
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,899
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,899
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	3.61%
First Investors Oregon Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Pennsylvania Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Pennsylvania.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Pennsylvania.  Such securities include obligations issued by municipalities and other authorities in Pennsylvania and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Pennsylvania Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Pennsylvania’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.20% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.57% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.20% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -4.57% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Pennsylvania Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Annual Return 2001	rr_AnnualReturn2001	4.47%
Annual Return 2002	rr_AnnualReturn2002	10.72%
Annual Return 2003	rr_AnnualReturn2003	4.17%
Annual Return 2004	rr_AnnualReturn2004	2.35%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	3.94%
Annual Return 2007	rr_AnnualReturn2007	3.05%
Annual Return 2008	rr_AnnualReturn2008	0.25%
Annual Return 2009	rr_AnnualReturn2009	10.50%
Annual Return 2010	rr_AnnualReturn2010	1.24%
1 Year	rr_AverageAnnualReturnYear01	(4.57%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.63%
First Investors Pennsylvania Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.68%)
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	3.49%
First Investors Pennsylvania Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.54%
First Investors Pennsylvania Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	(3.30%)
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	3.63%
First Investors Pennsylvania Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%
First Investors Virginia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Virginia.  The Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least  $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 80 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in "Are sales charge discounts and waivers available" on page 80 of the Fund's prospectus and in "Additional Information About Sales Charge Discounts and Waivers" on page II-45 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state of Virginia.  Such securities include obligations issued by municipalities and other authorities in Virginia and U.S. possessions and territories, such as Puerto Rico.  In certain cases, the interest paid by the Fund may also be exempt from local taxes.

The Fund generally invests only in high quality municipal securities that are rated as, or determined by the Fund to be, investment grade at the time of purchase.  Typically, the securities purchased by the Fund have maturities of fifteen years or more at the time of purchase.  However, the Fund may invest in securities with any maturity and may also invest in the following types of derivatives: inverse floaters, interest rate swaps, futures contracts and options on futures contracts to increase income, hedge against changes in interest rates or enhance potential return.  The Fund may purchase or hold securities that are insured against default by independent insurance companies.  In selecting investments, the Fund considers a variety of factors, including: a security’s maturity, coupon, yield, credit quality and call protection, its value relative to other types of municipal securities, and the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund’s duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Fund generally takes taxes into consideration in deciding whether to sell an investment.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  The Fund is intended for investors who want a high level of income that is exempt from federal and state income tax, are able to assume a moderate degree of risk, and have a long-term investment horizon.  Here are the principal risks of investing in the Virginia Tax Exempt Fund:

Interest Rate Risk.  The market value of municipal securities is affected by changes in interest rates.  When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.

Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities.  Since the Fund typically purchases securities with longer maturities, the Fund will generally have a high degree of interest rate risk.  The Fund’s yield may also decline if interest rates decline.

Credit Risk.  This is the risk that an issuer of securities will be unable to pay interest or principal when due.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a downgrade in an issuer’s credit rating; or other adverse news about the issuer.

Municipal Securities Risk.  The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Concentration Risk.  The Fund’s return will be affected significantly by events that affect Virginia’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Liquidity Risk.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Derivatives Risk.  Investments in inverse floaters, interest rate swaps, futures contracts, and options on futures contracts involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Tax Risk.  The Fund may invest in municipal securities that pay interest that is subject to income tax (including the AMT) or effect transactions that produce taxable capital gains.  Interest income on municipal securities held by the Fund may also become subject to income tax due to an adverse change in the law or other events.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 6.33% (for the quarter ended September 30, 2009) and the lowest quarterly return was -4.13% (for the quarter ended December 31, 2010).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 6.33% (for the quarter ended September 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -4.13% (for the quarter ended December 31, 2010).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

First Investors Virginia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	896
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,806
Annual Return 2001	rr_AnnualReturn2001	4.04%
Annual Return 2002	rr_AnnualReturn2002	10.14%
Annual Return 2003	rr_AnnualReturn2003	4.62%
Annual Return 2004	rr_AnnualReturn2004	2.78%
Annual Return 2005	rr_AnnualReturn2005	2.33%
Annual Return 2006	rr_AnnualReturn2006	3.95%
Annual Return 2007	rr_AnnualReturn2007	2.62%
Annual Return 2008	rr_AnnualReturn2008	(0.72%)
Annual Return 2009	rr_AnnualReturn2009	10.42%
Annual Return 2010	rr_AnnualReturn2010	1.25%
1 Year	rr_AverageAnnualReturnYear01	(4.56%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	3.48%
First Investors Virginia Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.56%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	3.37%
First Investors Virginia Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.70%)
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	3.42%
First Investors Virginia Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	580
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,899
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,899
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.47%
First Investors Virginia Fund | BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	5.08%